REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities amount	$ 77.6	$ 82.5